CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 16,890	$ 64,668
Restricted cash	1,110	2,858
Bank deposits	10,305	18,083
Term Deposits	30,763	0
Accounts receivable, net	78,403	68,335
Prepaid expenses and other current assets	6,368	7,689
Total current assets	143,839	161,633
Deferred tax assets, net	465	1,223
Investments	357	277
Deposits with customers	2,692	1,454
Restricted cash	1,669	1,795
Property and equipment, net	4,757	4,666
Operating lease right of use assets	9,698	13,138
Goodwill	713	633
Other assets	1,357	963
Total assets	165,547	185,782
CURRENT LIABILITIES:
Financial institutions payable	7,761	3,181
Accounts payable	6,975	6,716
Accrued expenses and other current liabilities	50,363	50,815
Value added tax (VAT) payable	9,507	9,138
Income tax and other taxes payable	2,618	4,464
Operating lease liabilities, current	3,273	4,876
Total current liabilities	80,497	79,190
Operating lease liabilities, non-current	6,737	8,296
Other liabilities	12,518	13,966
Total liabilities	99,752	101,452
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	87,023	90,737
SHAREHOLDERS' DEFICIT:
Common stock, €0.01 and €0.45 par value as of December 31, 2025 and 2024; 150,000,000 shares authorized as of December 31, 2025 and 2024. 37,433,333 shares issued and outstanding as of December 31, 2025 and 2024.	426	426
Additional paid-in capital	40,353	38,600
Accumulated deficit	(50,020)	(35,672)
Accumulated other comprehensive loss	(8,545)	(8,367)
Treasury stock at cost (3,000,000 common stock as of December 31, 2025 and 2024)	(1,518)	(1,518)
Non-controlling interests in subsidiaries	(1,924)	124
Total shareholders' deficit	(21,228)	(6,407)
Total liabilities and shareholders' deficit	$ 165,547	$ 185,782